Cash Flows from Operating Activities and Other Financial Information - Summary of Cash Flows from Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities
Net income	$ 3,831	$ 1,118	$ 6,323	$ 3,869	$ 8,742	$ (8,858)
Adjustments to reconcile net income to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment			(96)	(126)	157	21
Gain on sales of lease fleet			(3,270)	(3,111)	7,645	5,631
Gain on bargain purchase of businesses			(215)
Unrealized foreign exchange loss (gain)	255	756	(105)	710	712	9,026
Unrealized loss (gain) on forward exchange contracts			86	(155)	132	(387)
Unrealized loss on interest rate swaps and options			80	603	816	(697)
Depreciation and amortization	5,396	4,682	10,696	9,240
Amortization of deferred financing costs			485	346	690	1,917
Accretion of interest			50			220
Share-based compensation expense			646	420	901	693
Deferred income taxes			3,292	1,975	4,611	2,353
Changes in operating assets and liabilities:
Trade and other receivables, net			6,022	(392)	(5,935)	3,666
Inventories			(7,655)	(15,176)	(10,463)	1,566
Prepaid expenses and other			(1,002)	79	(423)	(2,228)
Trade payables, accrued liabilities and unearned revenues			(4,618)	1,150	(4,328)	9,741
Income taxes			(105)	(195)	216	471
Net cash provided by (used in) operating activities			$ 10,614	$ (763)	$ 15,185	$ 18,515